Acquisitions - Narrative (Details) - USD ($) $ in Thousands						10 Months Ended	12 Months Ended
	Aug. 11, 2021	Feb. 22, 2021	Jul. 02, 2020	May 13, 2020	Feb. 12, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Compensation expense							$ 46,780	$ 19,160	$ 3,532
HDS-VH
Business Acquisition [Line Items]
Controlling interest held by Company					97.00%
doc.ai Incorporated
Business Acquisition [Line Items]
Consideration transferred		$ 120,600
Consideration, cash payable including via note payable		29,000
Cash payment to acquire business		15,000
Consideration payable, note payable		14,000
Contingent consideration		10,300
Equity-based consideration		81,300
Transaction related expenses		800
Compensation expense		$ 8,800
Revenue of acquiree since acquisition date						$ 17,300
Net loss of acquiree since acquisition date						$ 3,900
doc.ai Incorporated | Common stock
Business Acquisition [Line Items]
Contingent consideration, instruments issuable, maximum		1,145,790
Equity interest issuable (in shares)		9,039,117
Equity interest issued at closing (in shares)		(8,435,301)
Equity interest issuable on first anniversary (in shares)		603,816
doc.ai Incorporated | Stock options
Business Acquisition [Line Items]
Contingent consideration, instruments issuable, maximum		485,922
Equity interest issuable (in shares)		2,444,361
CareLinx Inc
Business Acquisition [Line Items]
Consideration transferred	$ 65,600
Cash payment to acquire business	55,200
Equity-based consideration	10,400
Transaction related expenses	$ 1,100
Revenue of acquiree since acquisition date							12,100
Net loss of acquiree since acquisition date							$ 4,200
CareLinx Inc | Common stock
Business Acquisition [Line Items]
Equity interest issuable (in shares)	1,262,475
CareLinx Inc | Stock options
Business Acquisition [Line Items]
Equity interest issuable (in shares)	295,758
Visualize Health [Member]
Business Acquisition [Line Items]
Cash payment to acquire business					$ 2,000
Contingent consideration					1,900
Equity-based consideration					5,000
Transaction related expenses					200
Goodwill, tax deductible					700
Goodwill, not tax deductible					$ 4,500
Mindsciences Inc [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 7,600
Equity-based consideration				1,700
Transaction related expenses				$ 300
Mindsciences Inc [Member] | Common stock
Business Acquisition [Line Items]
Equity interest issuable (in shares)				2,946,744
Mindsciences Inc [Member] | Stock options
Business Acquisition [Line Items]
Equity interest issuable (in shares)				1,092,558
Mindsciences Inc [Member] | Common Stock Retroactive [Member]
Business Acquisition [Line Items]
Equity interest issuable (in shares)				440,316
Mindsciences Inc [Member] | Redeemable Convertible Preferred Stock Series C [Member]
Business Acquisition [Line Items]
Equity interest issuable (in shares)				6,179
Mindsciences Inc [Member] | Common Stock And Equity Options [Member]
Business Acquisition [Line Items]
Equity-based consideration				$ 5,900
Whitehat A I [Member]
Business Acquisition [Line Items]
Consideration transferred			$ 2,700
Contingent consideration			500
Equity-based consideration			2,200
Transaction related expenses			$ 300
Whitehat A I [Member] | Common stock
Business Acquisition [Line Items]
Contingent consideration, instruments issuable, maximum			1,487,553
Whitehat A I [Member] | Common stock
Business Acquisition [Line Items]
Equity interest issuable (in shares)			1,425,200